Segment Reporting - Product net sales by country of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Total product net sales	$ 2,185,883	$ 1,190,783	$ 400,720
United States
Segment reporting
Total product net sales	1,895,919	1,046,592	377,659
Japan
Segment reporting
Total product net sales	89,389	56,432	15,764
China
Segment reporting
Total product net sales	39,177	14,907	0
Netherlands
Segment reporting
Total product net sales	153	0	0
Rest of the World
Segment reporting
Total product net sales	$ 161,245	$ 72,852	$ 7,297